Income Tax - Schedule of Components of Income Tax Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Federal
Current tax expense (benefit)
Deferred tax expense (benefit)			60,427,097
Total federal			60,427,097
State and local
Current tax expense (benefit)
Deferred tax expense (benefit)			20,828,950
Total state and local			20,828,950
Total	$ (1,642,658)	$ 85,725,163	$ 81,256,047